Subsequent Events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

Note 25 - Subsequent Events

A.	On January 31, 2024, the Company entered into share purchase agreement (the “Agreement”) with the shareholders of Leon Pharm Ltd. (the “Sellers”, and “Leon Pharm”, respectively) to purchase Leon Pharm, a leading, Israel-based pharmacy chain specializing in dispensing medical cannabis in Israel, by way of a share purchase of all of the issued and outstanding share capital of Leon Pharm (the “Transaction”). The Transaction is expected to close upon the fulfillment of certain closing conditions, including, among other things, the approval of the Israel Medical Cannabis Agency (IMCA) and the Israel Competition Authority.

B.	In March 2024, the Company signed an agreement to end the engagement between the Company and the minority interest shareholders of “Maayan Haim” pharmacy, which was signed in October 2021. As a result, the Company will return Maayan Haim’s shares, and as of March 25, 2024, Maayan Haim will no longer be controlled by the Company.